FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 shares	Aug. 17, 2020 USD ($) shares	Aug. 17, 2020 CNY (¥) shares
Disclosure of financial assets [line items]
Number of shares acquired	120,000,000
Feishang Anthracite Resources Limited [Member]
Disclosure of financial assets [line items]
Number of shares acquired		120,000,000	120,000,000
Percentage of equity interest acquired		8.69%	8.69%
Number of shares issued by Compnay		9,077,166	9,077,166
Total price amount of transaction | ¥			¥ 78,288
Discount rate		27.50%	27.50%
Feishang Anthracite Resources Limited [Member] | USD [Member]
Disclosure of financial assets [line items]
Total price amount of transaction | $		$ 11,988